VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.2%
Germany—1.2%
Volkswagen AG, 27.510%	7,487	$ 863
Total Preferred Stock (Identified Cost $934)		863

Common Stocks—110.7%
Austria—1.0%
Erste Group Bank AG	22,312	774
Belgium—3.0%
KBC Group N.V.	11,073	692
Umicore S.A.	35,261	837
Warehouses De Pauw CVA	27,510	682
		2,211

Canada—2.9%
Cogeco Communications, Inc.	15,804	732
RB Global, Inc.	11,807	739
TC Energy Corp.	20,842	717
		2,188

China—28.2%
Alibaba Group Holding Ltd.(1)	183,700	2,008
ANTA Sports Products Ltd.	319,400	3,595
China Merchants Bank Co., Ltd. Class A	658,600	2,973
Contemporary Amperex Technology Co., Ltd. Class A	14,600	406
ENN Energy Holdings Ltd.	514,600	4,271
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	183,200	665
JD.com, Inc. Class A	137,900	2,027
Li Ning Co., Ltd.	311,500	1,311
Luxshare Precision Industry Co., Ltd. Class A	407,075	1,662
Ping An Bank Co., Ltd. Class A	427,755	656
Tencent Holdings Ltd.	16,600	649
Weihai Guangwei Composites Co., Ltd. Class A	218,920	823
		21,046

Denmark—1.0%
Novozymes A/S Class B	17,907	723
Finland—3.9%
Kesko Oyj Class B	42,827	769
Neste Oyj	48,901	1,661
Valmet Oyj	21,798	499
		2,929

France—6.9%
BioMerieux	33,076	3,211
Dassault Systemes SE	51,636	1,927
		5,138

Germany—2.9%
Bechtle AG	13,546	634
Carl Zeiss Meditec AG	10,182	891
	Shares	Value

Germany—continued
Puma SE	10,214	$ 635
		2,160

Hong Kong—1.1%
AIA Group Ltd.	102,600	836
Israel—11.1%
Bank Hapoalim BM	138,015	1,226
Bank Leumi Le-Israel BM	155,372	1,283
Israel Discount Bank Ltd. Class A	239,198	1,291
Mizrahi Tefahot Bank Ltd.	35,811	1,297
Nice Ltd.(1)	18,937	3,203
		8,300

Italy—1.7%
Amplifon SpA	15,316	455
FinecoBank Banca Fineco SpA	68,901	839
		1,294

Japan—6.8%
GMO Payment Gateway, Inc.	7,100	389
MonotaRO Co., Ltd.	343,700	3,681
Nippon Paint Holdings Co., Ltd.	153,800	1,035
		5,105

Luxembourg—0.5%
Globant S.A.(1)	1,869	370
Netherlands—7.6%
ASML Holding N.V.	1,225	724
Euronext N.V.	50,525	3,525
IMCD N.V.	5,570	707
NN Group N.V.	21,963	707
		5,663

Norway—2.3%
Aker BP ASA	30,672	849
Equinor ASA	26,687	876
		1,725

Qatar—2.3%
Qatar Islamic Bank SAQ	174,056	888
Qatar National Bank QPSC	202,633	857
		1,745

Saudi Arabia—2.3%
Saudi Arabian Oil Co.	185,408	1,730
South Africa—5.6%
Anglo American Platinum Ltd.	23,613	881
Capitec Bank Holdings Ltd.	7,770	704
Impala Platinum Holdings Ltd.	165,772	866
Northam Platinum Holdings Ltd.	145,341	881
Sibanye Stillwater Ltd.	528,782	816
		4,148

	Shares	Value

Sweden—6.5%
Beijer Ref AB Class B	69,377	$ 734
Evolution AB	33,545	3,397
Nibe Industrier AB Class B	105,050	690
		4,821

Switzerland—3.2%
Partners Group Holding AG	764	864
Tecan Group AG Registered Shares	4,518	1,526
		2,390

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	421
United Kingdom—6.3%
Barclays plc	486,134	943
London Stock Exchange Group plc	4,222	424
Segro plc	306,830	2,693
Spirax-Sarco Engineering plc	5,530	643
		4,703

United States—3.0%
Allegion plc	5,783	602
Enphase Energy, Inc.(1)	1,862	224
Rexford Industrial Realty, Inc.	28,635	1,413
		2,239

Total Common Stocks (Identified Cost $91,171)		82,659

Total Long-Term Investments—111.9% (Identified Cost $92,105)		83,522

TOTAL INVESTMENTS—111.9% (Identified Cost $92,105)		$83,522
Other assets and liabilities, net—(11.9)%		(8,889)
NET ASSETS—100.0%		$74,633

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	25%
Israel	10
Netherlands	7
France	6
Japan	6
Sweden	6
United Kingdom	6
Other	34
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$82,659	$82,659
Preferred Stock	863	863
Total Investments	$83,522	$83,522
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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